Allowance for Credit Losses (Impairment By Loan Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	$ 47,061	$ 51,830
Loans Individually Evaluated for Impairment, Allowance	12,291	2,445
Loans Collectively Evaluated for Impairment, Recorded Investment	8,011,900	7,378,773
Loans Collectively Evaluated for Impairment, Allowance	144,778	123,527
Commercial, financial and agricultural | Domestic | Commercial.
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	30,872	30,747
Loans Individually Evaluated for Impairment, Allowance	7,971	2,375
Loans Collectively Evaluated for Impairment, Recorded Investment	1,597,358	1,468,006
Loans Collectively Evaluated for Impairment, Allowance	27,579	24,353
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	299	94
Loans Collectively Evaluated for Impairment, Recorded Investment	2,793,254	2,568,025
Loans Collectively Evaluated for Impairment, Allowance	42,703	36,474
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	96	117
Loans Collectively Evaluated for Impairment, Recorded Investment	380,743	306,384
Loans Collectively Evaluated for Impairment, Allowance	5,088	3,794
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	15,701	20,483
Loans Individually Evaluated for Impairment, Allowance	4,320	70
Loans Collectively Evaluated for Impairment, Recorded Investment	2,075,921	1,969,186
Loans Collectively Evaluated for Impairment, Allowance	50,971	44,614
Real estate - mortgage | Domestic | Residential: first lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	93	77
Loans Collectively Evaluated for Impairment, Recorded Investment	477,940	425,647
Loans Collectively Evaluated for Impairment, Allowance	5,812	4,759
Real estate - mortgage | Domestic | Residential Junior Lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment		312
Loans Collectively Evaluated for Impairment, Recorded Investment	460,868	439,958
Loans Collectively Evaluated for Impairment, Allowance	11,024	8,284
Consumer | Domestic
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Collectively Evaluated for Impairment, Recorded Investment	45,121	41,592
Loans Collectively Evaluated for Impairment, Allowance	318	281
Foreign. | Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Collectively Evaluated for Impairment, Recorded Investment	180,695	159,975
Loans Collectively Evaluated for Impairment, Allowance	$ 1,283	$ 968